ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		June 30, 2023 Fair Value
	Investments in Securities – 117.47%
	Common Stocks – 111.21%
	Brazil – 0.41%
	Finance - Investment Banker / Broker – 0.41%
1,288,020	XP Inc, Class A *	$30,216,949

	Total Brazil (cost $32,737,363)	$30,216,949

	Canada – 0.76%
	Internet Application Software – 0.76%
858,665	Shopify Inc, Class A * (a)	55,469,759

	Total Canada (cost $29,862,920)	$55,469,759

	China – 10.29%
	Auto - Cars / Light Trucks – 0.21%
491,000	BYD Co Ltd, Class H	15,663,681

	B2B / E-Commerce – 0.89%
10,544,622	Full Truck Alliance Co Ltd ADR *	65,587,549

	E-Commerce / Products – 3.14%
1,981,862	Alibaba Group Holding Ltd ADR *	165,188,198
1,928,272	JD.com Inc ADR (a)	65,811,923

		231,000,121

	Enterprise Software / Services – 0.09%
14,651,903	Ming Yuan Cloud Group Holdings Ltd	6,562,563

	Entertainment Software – 1.30%
989,012	NetEase Inc ADR	95,627,570

	Real Estate Management / Services – 1.14%
5,642,296	KE Holdings Inc ADR *	83,788,096

	Schools – 1.12%
2,075,589	New Oriental Education & Technology Group Inc ADR *	81,965,010

	Web Portals / ISP – 2.40%
1,288,773	Baidu Inc ADR * (a)	176,445,911

	Total China (cost $819,981,544)	$756,640,501

	France – 8.84%
	Aerospace / Defense - Equipment – 7.40%
1,774,664	Airbus SE	256,269,929
1,834,000	Safran SA	287,048,253

		543,318,182

	Apparel Manufacturers – 0.27%
35,985	Kering SA	19,849,671

	Textile - Apparel – 1.17%
91,096	LVMH Moet Hennessy Louis Vuitton SE	85,769,890

	Total France (cost $495,597,509)	$648,937,743

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2023 Fair Value
	Common Stocks (continued)
	Germany – 2.12%
	Aerospace / Defense – 1.33%
376,798	MTU Aero Engines AG	$97,591,963

	Athletic Footwear – 0.79%
299,526	adidas AG	58,095,458

	Total Germany (cost $145,837,781)	$155,687,421

	Hong Kong – 1.17%
	Casino Hotels – 1.17%
13,558,000	Galaxy Entertainment Group Ltd *	85,985,325

	Total Hong Kong (cost $81,191,741)	$85,985,325

	Ireland – 0.79%
	E-Commerce / Products – 0.79%
837,832	PDD Holdings Inc *	57,927,704

	Total Ireland (cost $69,555,345)	$57,927,704

	Israel – 0.11%
	Applications Software – 0.11%
290,605	JFrog Ltd *	8,049,759

	Total Israel (cost $8,216,396)	$8,049,759

	Japan – 3.35%
	Audio / Video Products – 2.99%
2,447,800	Sony Group Corp	219,571,225

	Web Portals / ISP – 0.36%
10,966,745	Z Holdings Corp	26,283,464

	Total Japan (cost $166,415,547)	$245,854,689

	Netherlands – 2.72%
	Semiconductor Equipment – 2.72%
275,899	ASML Holding NV (a)	199,957,800

	Total Netherlands (cost $147,361,112)	$199,957,800

	Singapore – 0.20%
	E-Commerce / Products – 0.20%
254,081	Sea Ltd ADR *	14,746,861

	Total Singapore (cost $6,615,786)	$14,746,861

	Taiwan – 3.92%
	Semiconductor Components - Integrated Circuits – 3.92%
2,852,012	Taiwan Semiconductor Manufacturing Co Ltd ADR (a)	287,825,051

	Total Taiwan (cost $198,591,649)	$287,825,051

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2023 Fair Value
	Common Stocks (continued)
	United States – 73.41%
	Aerospace / Defense – 1.13%
92,481	TransDigm Group Inc (a)	$82,693,736

	Applications Software – 5.08%
536,046	Elastic NV *	34,371,270
869,823	Microsoft Corp (a)	296,209,524
1,106,256	Smartsheet Inc, Class A *	42,325,355

		372,906,149

	Building Products - Cement / Aggregate – 2.09%
181,283	Martin Marietta Materials Inc (a)	83,696,548
309,447	Vulcan Materials Co (a)	69,761,732

		153,458,280

	Coatings / Paint – 0.97%
268,922	Sherwin-Williams Co (a)	71,404,169

	Commercial Services - Finance – 1.01%
242,363	Global Payments Inc	23,877,603
1,337,925	Marqeta Inc, Class A *	6,515,695
82,861	S&P Global Inc	33,218,146
131,786	TransUnion (a)	10,322,797

		73,934,241

	Commercial Services – 0.20%
29,845	Cintas Corp (a)	14,835,353

	Communications Software – 2.16%
1,528,540	RingCentral Inc, Class A * (a)	50,029,114
1,602,366	Zoom Video Communications Inc, Class A * (a)	108,768,604

		158,797,718

	Computer Aided Design – 6.76%
989,148	Cadence Design Systems Inc * (a)	231,974,989
607,644	Synopsys Inc * (a)	264,574,274

		496,549,263

	Computer Software – 1.43%
582,303	Dynatrace Inc * (a)	29,971,135
900,726	Twilio Inc, Class A * (a)	57,304,188
709,127	ZoomInfo Technologies Inc, Class A *	18,004,735

		105,280,058

	Computers – 0.45%
614,345	Dell Technologies Inc, Class C	33,242,208

	E-Commerce / Products – 4.55%
2,566,484	Amazon.com Inc * (a)	334,566,854

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	E-Commerce / Services – 4.93%
1,453,899	Expedia Group Inc * (a)	$159,042,012
4,708,565	Uber Technologies Inc * (a)	203,268,751

		362,310,763

	Energy - Alternate Sources – 0.11%
1,417,904	Stem Inc *	8,110,411

	Enterprise Software / Services – 2.77%
594,296	BILL Holdings Inc *	69,443,488
1,243,336	SS&C Technologies Holdings Inc	75,346,162
3,536,622	UiPath Inc, Class A * (a)	58,601,827

		203,391,477

	Finance - Credit Card – 4.41%
384,196	Mastercard Inc, Class A (a)	151,104,287
726,463	Visa Inc, Class A (a)	172,520,433

		323,624,720

	Finance - Other Services – 1.27%
826,708	Intercontinental Exchange Inc (a)	93,484,141

	Human Resources – 0.36%
142,472	Paylocity Holding Corp * (a)	26,290,358

	Internet Content - Entertainment – 11.08%
2,836,773	Meta Platforms Inc, Class A * (a)	814,097,116

	Medical - Biomedical / Genetics – 3.47%
1,644,987	Akero Therapeutics Inc * (a)	76,804,443
2,297,288	Allovir Inc *	7,810,779
817,538	BioCryst Pharmaceuticals Inc *	5,755,468
463,920	Blueprint Medicines Corp *	29,319,744
663,253	Caribou Biosciences Inc *	2,818,825
346,148	Cerevel Therapeutics Holdings Inc *	11,004,045
73,366	IGM Biosciences Inc *	677,168
735,912	Keros Therapeutics Inc *	29,568,944
249,772	Sarepta Therapeutics Inc * (a)	28,603,889
755,903	TG Therapeutics Inc *	18,776,631
951,448	Ultragenyx Pharmaceutical Inc * (a)	43,890,296

		255,030,232

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	Medical - Drugs – 0.41%
1,464,252	ORIC Pharmaceuticals Inc *	$11,362,596
709,503	PMV Pharmaceuticals Inc *	4,441,489
846,814	Rhythm Pharmaceuticals Inc *	13,963,963

		29,768,048

	Metal Processors & Fabrication – 0.16%
538,450	Xometry Inc, Class A *	11,404,371

	Private Equity – 0.31%
412,137	KKR & Co Inc	23,079,672

	REITS - Diversified – 2.50%
314,098	American Tower Corp (a)	60,916,166
156,500	Equinix Inc (a)	122,686,610

		183,602,776

	Retail - Apparel / Shoes – 1.21%
792,213	Ross Stores Inc	88,830,844

	Retail - Building Products – 0.85%
277,429	Lowe’s Cos Inc	62,615,725

	Retail - Major Department Store – 2.79%
2,416,409	TJX Companies Inc (a)	204,887,319

	Retail - Restaurants – 1.60%
36,631	Chipotle Mexican Grill Inc * (a)	78,353,709
285,388	Yum! Brands Inc (a)	39,540,507

		117,894,216

	Semiconductor Components - Integrated Circuits – 5.06%
1,271,557	Analog Devices Inc (a)	247,712,019
1,044,078	QUALCOMM Inc (a)	124,287,045

		371,999,064

	Semiconductor Equipment – 4.29%
345,003	KLA Corp (a)	167,333,355
137,495	Lam Research Corp (a)	88,390,036
534,445	Teradyne Inc	59,499,762

		315,223,153

	Total United States (cost $3,239,802,505)	$5,393,312,435

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2023 Fair Value
	Common Stocks (continued)
	Uruguay – 3.12%
	Commercial Services - Finance – 0.18%
1,072,709	Dlocal Ltd *	$13,092,413

	E-Commerce / Services – 2.94%
182,162	MercadoLibre Inc * (a)	215,789,104

	Total Uruguay (cost $134,120,497)	$228,881,517

	Total Common Stock (cost $5,575,887,695)	$8,169,493,514

	Short-Term Securities – 6.26%
	United States – 6.26%
460,000,304	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 4.98% (a) (b)	$460,000,304

	Total United States (cost $460,000,304)	$460,000,304

	Total Short-Term Securities (cost $460,000,304)	$460,000,304

	Total Investments in Securities (cost $6,035,887,999) - 117.47%	$8,629,493,818

	Other Liabilities in Excess of Assets - (17.47%)	(1,283,113,445)

	Net Assets - 100.00%	$7,346,380,373

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2023. $459,551,339 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	June 30, 2023 Percentage of Net Assets (%)
Aerospace / Defense	2.46
Aerospace / Defense - Equipment	7.40
Apparel Manufacturers	0.27
Applications Software	5.19
Athletic Footwear	0.79
Audio / Video Products	2.99
Auto - Cars / Light Trucks	0.21
B2B / E-Commerce	0.89
Building Products - Cement / Aggregate	2.09
Casino Hotels	1.17
Coatings / Paint	0.97
Commercial Services - Finance	1.19
Commercial Services	0.20
Communications Software	2.16
Computer Aided Design	6.76
Computer Software	1.43
Computers	0.45
E-Commerce / Products	8.68
E-Commerce / Services	7.87
Energy - Alternate Sources	0.11
Enterprise Software / Services	2.86
Entertainment Software	1.30

Investments in Securities - By Industry	June 30, 2023 Percentage of Net Assets (%)
Finance - Credit Card	4.41
Finance - Investment Banker / Broker	0.41
Finance - Other Services	1.27
Human Resources	0.36
Internet Application Software	0.76
Internet Content - Entertainment	11.08
Medical - Biomedical / Genetics	3.47
Medical - Drugs	0.41
Metal Processors & Fabrication	0.16
Private Equity	0.31
Real Estate Management / Services	1.14
REITS - Diversified	2.50
Retail - Apparel / Shoes	1.21
Retail - Building Products	0.85
Retail - Major Department Store	2.79
Retail - Restaurants	1.60
Schools	1.12
Semiconductor Components - Integrated Circuits	8.98
Semiconductor Equipment	7.01
Short-Term Securities	6.26
Textile - Apparel	1.17
Web Portals / ISP	2.76

Total Investments in Securities	117.47%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		June 30, 2023 Fair Value
		Purchased Options – 14.78%
		Equity Options – 14.70%
		Equity Call Options – 12.52%
		China – 0.05%
		E-Commerce / Products – 0.05%
$ 31,778,500	9,778	JD.com Inc ADR, 9/15/2023, $32.50	$3,764,530

		Total China (cost $10,198,738)	$3,764,530

		Taiwan – 0.45%
		Semiconductor Components - Integrated Circuits – 0.45%
94,110,000	12,548	Taiwan Semiconductor Manufacturing Co Ltd ADR, 8/18/2023, $75.00	33,063,980

		Total Taiwan (cost $17,040,549)	$33,063,980

		United States – 12.02%
		Applications Software – 0.92%
442,350,000	14,745	Microsoft Corp, 9/15/2023, $300.00	67,900,725

		Auto - Cars / Light Trucks – 1.70%
29,112,000	2,426	Tesla Inc, 8/18/2023, $120.00	34,242,990
243,040,000	12,152	Tesla Inc, 11/17/2023, $200.00	90,410,880

			124,653,870

		Casino Hotels – 0.64%
77,017,500	17,115	Las Vegas Sands Corp, 9/15/2023, $45.00	23,361,975
121,491,000	13,499	Wynn Resorts Ltd, 9/15/2023, $90.00	23,893,230

			47,255,205

		Commercial Services - Finance – 0.19%
39,280,000	7,856	Block Inc, 9/15/2023, $50.00	14,022,960

		Communications Software – 0.01%
20,184,500	5,767	RingCentral Inc, Class A, 7/21/2023, $35.00	317,185

		E-Commerce / Products – 2.32%
445,996,500	46,947	Amazon.com Inc, 9/15/2023, $95.00	170,417,610

		E-Commerce / Services – 1.21%
197,340,000	858	Booking Holdings Inc, 10/20/2023, $2,300.00	39,716,820
69,714,000	15,492	DoorDash Inc, Class A, 8/18/2023, $45.00	48,877,260

			88,594,080

		Electronic Components - Semiconductors – 0.86%
35,645,400	13,202	Intel Corp, 10/20/2023, $27.00	9,505,440
223,755,000	6,393	NVIDIA Corp, 9/15/2023, $350.00	53,413,515

			62,918,955

		Enterprise Software / Services – 0.08%
32,592,000	8,148	Alteryx Inc, Class A, 8/18/2023, $40.00	5,948,040

		Finance - Credit Card – 0.05%
13,216,500	979	American Express Co, 10/20/2023, $135.00	3,979,635

		Hotels & Motels – 1.03%
147,360,000	12,280	Hilton Worldwide Holdings Inc, 10/20/2023, $120.00	34,629,600
110,214,000	8,164	Marriott International Inc/MD, Class A, 10/20/2023, $135.00	41,309,840

			75,939,440

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts			June 30, 2023 Fair Value
		Equity Call Options (continued)
		United States (continued)
		Internet Content - Entertainment – 2.85%
$ 471,980,000	23,599	Meta Platforms Inc, Class A, 8/18/2023, $200.00		$209,087,140

		Multimedia – 0.16%
88,312,000	11,039	Walt Disney Co, 8/18/2023, $80.00		11,646,145

		Total United States (cost $666,909,938)		$882,680,990

		Total Equity Call Options (cost $694,149,225)		$919,509,500

		Equity Put Options – 2.18%
		United States – 2.18%
		Communications Software – 0.50%
212,048,000	26,506	Zoom Video Communications Inc, Class A, 10/20/2023, $80.00		36,975,870

		Enterprise Software / Services – 0.21%
133,800,000	10,704	BILL Holdings Inc, 8/18/2023, $125.00		15,734,880

		Growth & Income - Large Cap – 0.08%
1,142,480,000	28,562	SPDR S&P 500 ETF Trust, 9/15/2023, $400.00		5,541,028
		Sector Fund - Technology – 1.39%
2,831,532,000	99,352	Invesco QQQ Trust Series 1, 9/15/2023, $285.00		5,762,416
965,671,200	30,951	Invesco QQQ Trust Series 1, 9/15/2023, $312.00		4,116,483
1,065,450,000	35,515	Invesco QQQ Trust Series 1, 12/15/2023, $300.00		10,867,590
3,078,855,000	94,734	Invesco QQQ Trust Series 1, 12/15/2023, $325.00		51,914,232
1,565,124,000	47,428	Invesco QQQ Trust Series 1, 12/15/2023, $330.00		29,310,504

				101,971,225

		Total United States (cost $494,023,194)		$160,223,003

		Total Equity Put Options (cost $494,023,194)		$160,223,003

		Total Equity Options (cost $1,188,172,419)		$1,079,732,503

		Currency Put Options – 0.08%
		United States – 0.08%
		Currency – 0.08%	Counterparty
334,849,689	334,849,689	USD / BRL, 12/15/2023, $5.50	Merrill Lynch Professional Clearing Corp	3,413,844
601,186,895	601,186,895	USD / CNH, 12/15/2023, $7.50	Merrill Lynch Professional Clearing Corp	2,497,482

		Total United States (cost $9,887,845)		$5,911,326

		Total Currency Put Options (cost $9,887,845)		$5,911,326

		Total Purchased Options (cost $1,198,060,264)		$1,085,643,829

	ADR	American Depositary Receipt
	BRL	Brazilian Real
	CNH	Chinese Renminbi Yuan
	ETF	Exchange Traded Fund
	SPDR	Standard & Poor’s Depositary Receipts
	USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	June 30, 2023 Percentage of Net Assets (%)
Applications Software	0.92
Auto - Cars / Light Trucks	1.70
Casino Hotels	0.64
Commercial Services - Finance	0.19
Communications Software	0.51
Currency	0.08
E-Commerce / Products	2.37
E-Commerce / Services	1.21
Electronic Components - Semiconductors	0.86

Purchased Options - By Industry	June 30, 2023 Percentage of Net Assets (%)
Enterprise Software / Services	0.29
Finance - Credit Card	0.05
Growth & Income- Large Cap	0.08
Hotels & Motels	1.03
Internet Content - Entertainment	2.85
Multimedia	0.16
Sector Fund - Technology	1.39
Semiconductor Components - Integrated Circuits	0.45

Total Purchased Options	14.78%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		June 30, 2023 Fair Value
	Securities Sold, Not Yet Purchased – 42.88%
	Common Stocks – 42.88%
	Canada – 0.26%
	Medical - Drugs – 0.00%
205,265	Canopy Growth Corp	$79,508

	Private Equity – 0.26%
559,596	Brookfield Corp	18,830,405

	Total Canada (proceeds $28,408,925)	$18,909,913

	China – 1.43%
	Auto - Cars / Light Trucks – 1.00%
1,496,802	Li Auto Inc ADR	52,537,750
1,294,956	NIO Inc ADR	12,548,124
644,184	XPeng Inc ADR	8,644,949

		73,730,823

	Internet Content - Information / Networks – 0.37%
647,400	Tencent Holdings Ltd	27,394,258

	Metal Processors & Fabrication – 0.02%
6,610,800	China Zhongwang Holdings Ltd	1,417,215

	Retail - Drug Store – 0.04%
1,121,700	Ping An Healthcare and Technology Co Ltd	2,710,997

	Total China (proceeds $91,790,145)	$105,253,293

	France – 0.30%
	REITS - Regional Malls – 0.10%
298,887	Klepierre SA	7,408,667

	REITS - Shopping Centers – 0.20%
285,069	Unibail-Rodamco-Westfield	14,975,145

	Total France (proceeds $19,420,268)	$22,383,812

	Germany – 1.16%
	Enterprise Software / Services – 1.16%
624,382	SAP SE	85,245,463

	Total Germany (proceeds $80,541,716)	$85,245,463

	Hong Kong – 0.55%
	Auto - Cars / Light Trucks – 0.20%
12,389,000	Geely Automobile Holdings Ltd	15,113,549

	Electric - Integrated – 0.15%
2,054,300	Power Assets Holdings Ltd	10,760,919

	Wireless Equipment – 0.20%
10,613,400	Xiaomi Corp, Class B	14,518,496

	Total Hong Kong (proceeds $61,999,894)	$40,392,964

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2023 Fair Value
	Common Stocks (continued)
	Israel – 1.01%
	Auto / Truck Parts & Equipment - Original – 0.58%
1,109,452	Mobileye Global Inc, Class A	$42,625,146

	Computer Data Security – 0.43%
251,918	Check Point Software Technologies Ltd	31,645,939

	Total Israel (proceeds $65,766,635)	$74,271,085

	Japan – 0.53%
	Auto - Cars / Light Trucks – 0.53%
2,416,200	Toyota Motor Corp	38,591,329

	Total Japan (proceeds $33,140,021)	$38,591,329

	Netherlands – 0.43%
	Semiconductor Components - Integrated Circuits – 0.43%
155,151	NXP Semiconductors NV	31,756,307

	Total Netherlands (proceeds $29,598,496)	$31,756,307

	Switzerland – 0.55%
	Electronic Components - Semiconductors – 0.21%
302,723	STMicroelectronics NV	15,133,123

	Medical - Drugs – 0.34%
247,120	Novartis AG ADR	24,936,879

	Total Switzerland (proceeds $36,378,679)	$40,070,002

	Taiwan – 0.28%
	Semiconductor Components - Integrated Circuits – 0.28%
2,594,476	United Microelectronics Corp ADR	20,470,416

	Total Taiwan (proceeds $27,650,861)	$20,470,416

	United States – 36.38%
	Advertising Agencies – 0.37%
289,415	Omnicom Group Inc	27,537,837

	Advertising Services – 0.36%
553,325	Interpublic Group of Cos Inc	21,347,279
68,774	Trade Desk Inc, Class A	5,310,728

		26,658,007

	Apparel Manufacturers – 0.08%
1,331,335	Hanesbrands Inc	6,044,261

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	Applications Software – 0.36%
47,118	ServiceNow Inc	$26,478,902

	Auto - Cars / Light Trucks – 4.91%
2,614,595	Ford Motor Co	39,558,822
1,227,702	Tesla Inc	321,375,553

		360,934,375

	Cable / Satellite TV – 0.91%
181,549	Charter Communications Inc, Class A	66,695,656

	Cellular Telecommunications – 1.38%
729,376	T-Mobile US Inc	101,310,326

	Commercial Banks Non-US – 0.16%
226,163	East West Bancorp Inc	11,939,145

	Commercial Banks - Central US – 0.25%
172,228	Cullen / Frost Bankers Inc	18,519,677

	Commercial Banks - Eastern US – 0.15%
1,390,276	Valley National Bancorp	10,774,639

	Commercial Banks - Western US – 0.25%
326,419	Cathay General Bancorp	10,507,428
617,178	CVB Financial Corp	8,196,124

		18,703,552

	Commercial Services - Finance – 0.35%
811,718	H&R Block Inc	25,869,453

	Computer Data Security – 0.95%
202,045	Qualys Inc	26,098,153
149,728	Rapid7 Inc	6,779,684
274,122	Tenable Holdings Inc	11,938,013
168,841	Zscaler Inc	24,701,438

		69,517,288

	Computer Services – 0.43%
139,443	EPAM Systems Inc	31,339,814

	Computer Software – 1.27%
13,215	Bandwidth Inc, Class A	180,781
1,004,882	C3.ai Inc, Class A	36,607,851
296,566	SolarWinds Corp	3,042,767
373,401	Splunk Inc	39,614,112
255,179	Teradata Corp	13,629,110

		93,074,621

	Consulting Services – 0.41%
133,160	Verisk Analytics Inc	30,098,155

	Consumer Products - Miscellaneous – 0.85%
452,193	Kimberly-Clark Corp	62,429,766

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	Cosmetics & Toiletries – 0.64%
292,151	Colgate-Palmolive Co	$22,507,313
162,347	Procter & Gamble Co	24,634,534

		47,141,847

	Diversified Manufacturing Operations – 0.32%
323,478	A O Smith Corp	23,542,729

	E-Commerce / Products – 0.66%
744,878	Wayfair Inc, Class A	48,424,519

	E-Commerce / Services – 0.10%
173,528	TripAdvisor Inc	2,861,477
452,326	Upwork Inc	4,224,725

		7,086,202

	Electric - Distribution – 0.34%
273,745	Consolidated Edison Inc	24,746,548

	Electric - Integrated – 0.89%
141,015	Duke Energy Corp	12,654,686
185,359	Entergy Corp	18,048,406
363,897	PPL Corp	9,628,715
354,584	Southern Co	24,909,526

		65,241,333

	Electronic Components - Semiconductors – 6.02%
430,003	GLOBALFOUNDRIES Inc	27,769,594
338,135	NVIDIA Corp	143,037,868
929,341	ON Semiconductor Corp	87,897,072
941,855	Texas Instruments Inc	169,552,737
245,741	Wolfspeed Inc	13,660,742

		441,918,013

	Enterprise Software / Services – 0.48%
476,733	PagerDuty Inc	10,716,958
1,610,159	Palantir Technologies Inc, Class A	24,683,737

		35,400,695

	Finance - Credit Card – 0.13%
824,354	Western Union Co	9,669,672

	Food - Confectionery – 0.20%
100,790	J M Smucker Co	14,883,659

	Food - Miscellaneous / Diversified – 2.26%
813,874	Campbell Soup Co	37,202,181
870,074	Conagra Brands Inc	29,338,895
736,457	General Mills Inc	56,486,252
638,535	Kellogg Co	43,037,259

		166,064,587

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	Internet Application Software – 0.26%
272,752	Okta Inc	$18,915,351

	Internet Content - Entertainment – 0.52%
3,242,147	Snap Inc, Class A	38,387,020

	Internet Infrastructure Software – 0.17%
83,035	F5 Inc	12,144,699

	Investment Management / Advisory Services – 1.32%
866,876	T Rowe Price Group Inc	97,107,450

	Medical - Biomedical / Genetics – 0.30%
99,621	Amgen Inc	22,117,854

	Medical - Drugs – 0.79%
349,380	Johnson & Johnson	57,829,378

	Networking Products – 0.21%
290,920	Cisco Systems Inc	15,052,201

	Real Estate Management / Services – 0.56%
502,353	Anywhere Real Estate Inc	3,355,718
310,057	CBRE Group Inc, Class A	25,024,700
1,522,958	Cushman & Wakefield PLC	12,457,796

		40,838,214

	REITS - Health Care – 0.11%
168,675	Ventas Inc	7,973,267

	REITS - Office Property – 1.35%
666,624	Boston Properties Inc	38,390,876
413,772	Brandywine Realty Trust	1,924,040
1,622,128	Douglas Emmett Inc	20,390,149
344,134	Hudson Pacific Properties Inc	1,452,245
303,058	Kilroy Realty Corp	9,119,015
528,527	SL Green Realty Corp	15,882,236
664,025	Vornado Realty Trust	12,045,414

		99,203,975

	REITS - Shopping Centers – 0.67%
156,166	Federal Realty Investment Trust	15,112,184
704,572	Kimco Realty Corp	13,894,160
329,014	Regency Centers Corp	20,323,195

		49,329,539

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2023 Fair Value
	Common Stocks (continued)
	United States (continued)
	REITS - Storage – 1.08%
90,816	Extra Space Storage Inc	$13,517,962
225,130	Public Storage	65,710,944

		79,228,906

	REITS - Warehouse / Industrial – 0.18%
106,794	Prologis Inc	13,096,148

	Retail - Apparel / Shoes – 0.01%
199,846	Chico’s FAS Inc	1,069,176

	Retail - Bedding – 0.00%
75,034	Bed Bath & Beyond Inc	20,604

	Retail - Major Department Store – 0.35%
1,250,089	Nordstrom Inc	25,589,322

	Retail - Miscellaneous / Diversified – 0.13%
800,932	Sally Beauty Holdings Inc	9,891,510

	Retail - Regional Department Store – 0.35%
959,792	Kohl’s Corp	22,123,206
225,290	Macy’s Inc	3,615,905

		25,739,111

	Retail - Restaurants – 0.10%
221,053	Cheesecake Factory Inc	7,644,013

	Telephone - Integrated – 0.97%
1,347,092	AT&T Inc	21,486,117
1,342,630	Verizon Communications Inc	49,932,410

		71,418,527

	Transport - Services – 1.47%
1,147,633	C.H. Robinson Worldwide Inc	108,279,174

	Total United States (proceeds $2,672,656,703)	$2,672,920,717

	Total Common Stocks (proceeds $3,147,352,343)	$3,150,265,301

	Total Securities Sold, Not Yet Purchased (proceeds $3,147,352,343)	$3,150,265,301

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	June 30, 2023 Percentage of Net Assets (%)
Advertising Agencies	0.37
Advertising Services	0.36
Apparel Manufacturers	0.08
Applications Software	0.36
Auto - Cars / Light Trucks	6.64
Auto / Truck Parts & Equipment - Original	0.58
Cable / Satellite TV	0.91
Cellular Telecommunications	1.38
Commercial Banks Non-US	0.16
Commercial Banks - Central US	0.25
Commercial Banks - Eastern US	0.15
Commercial Banks - Western US	0.25
Commercial Services - Finance	0.35
Computer Data Security	1.38
Computer Services	0.43
Computer Software	1.27
Consulting Services	0.41
Consumer Products - Miscellaneous	0.85
Cosmetics & Toiletries	0.64
Diversified Manufacturing Operations	0.32
E-Commerce / Products	0.66
E-Commerce / Services	0.10
Electric - Distribution	0.34
Electric - Integrated	1.04
Electronic Components - Semiconductors	6.23
Enterprise Software / Services	1.64
Finance - Credit Card	0.13
Food - Confectionery	0.20
Food - Miscellaneous / Diversified	2.26

Securities Sold, Not Yet Purchased - By Industry	June 30, 2023 Percentage of Net Assets (%)
Internet Application Software	0.26
Internet Content - Entertainment	0.52
Internet Content - Information / Networks	0.37
Internet Infrastructure Software	0.17
Investment Management / Advisory Services	1.32
Medical - Biomedical / Genetics	0.30
Medical - Drugs	1.13
Metal Processors & Fabrication	0.02
Networking Products	0.21
Private Equity	0.26
Real Estate Management / Services	0.56
REITS - Health Care	0.11
REITS - Office Property	1.35
REITS - Regional Malls	0.10
REITS - Shopping Centers	0.87
REITS - Storage	1.08
REITS - Warehouse / Industrial	0.18
Retail - Apparel / Shoes	0.01
Retail - Bedding	0.00
Retail - Drug Store	0.04
Retail - Major Department Store	0.35
Retail - Miscellaneous / Diversified	0.13
Retail - Regional Department Store	0.35
Retail - Restaurants	0.10
Semiconductor Components - Integrated Circuits	0.71
Telephone - Integrated	0.97
Transport - Services	1.47
Wireless Equipment	0.20

Total Securities Sold, Not Yet Purchased	42.88%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF WRITTEN OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		June 30, 2023 Fair Value
		Written Options – 0.02%
		Equity Options – 0.02%
		Equity Put Options – 0.02%
		United States – 0.02%
		Enterprise Software / Services – 0.02%
$ 32,596,000	8,149	Alteryx Inc, Class A, 8/18/2023, $40.00	$1,466,820

		Total United States (premiums received $4,864,677)	$1,466,820

		Total Equity Put Options (premiums received $4,864,677)	$1,466,820

		Total Equity Options (premiums received $4,864,677)	$1,466,820

		Total Written Options (premiums received $4,864,677)	$1,466,820

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF WRITTEN OPTIONS (Unaudited) (concluded)

Written Options - By Industry	June 30, 2023 Percentage of Net Assets (%)
Enterprise Software / Services	0.02

Total Written Options	0.02%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		June 30, 2023 Unrealized Appreciation / Depreciation***

	Swap Contracts – 2.14%
	Total Return Swap Contracts - Appreciation – 3.92%
	Australia – 0.20%
	Commercial Banks Non-US – 0.20%
$ (14,647,414)	12/23/2024	Bank of Queensland Ltd	$5,876,940

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Bank of Queensland Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(59,840,724)	12/23/2024	Westpac Banking Corp	8,880,000

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Westpac Banking Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$14,756,940

	Brazil – 0.26%
	Commercial Services - Finance – 0.06%
(7,048,424)	1/30/2026	Cielo SA	4,167,012

		Agreement with Morgan Stanley, dated 01/30/2019 to deliver the total return of the shares of Cielo SA in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.55%**.

	Finance - Other Services – 0.20%
65,511,223	1/30/2026	B3 SA - Brasil Bolsa Balcao	15,001,245

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$19,168,257

	Japan – 0.25%
	Audio / Video Products – 0.20%
(34,392,870)	3/4/2024	Sharp Corp.	14,400,030

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2023 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Japan (continued)
	Bicycle Manufacturing – 0.01%
$ (10,534,202)	3/4/2024	Shimano Inc	$646,448

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Shimano Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	E-Commerce / Products – 0.02%
(2,542,170)	3/4/2024	Rakuten Group Inc	1,820,688

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Rakuten Group Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Electric - Integrated – 0.01%
(1,281,126)	3/4/2024	Tokyo Electric Power Co Holdings Inc.	559,936

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electric Power Co Holdings Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – 0.01%
(2,321,200)	3/4/2024	Konica Minolta Inc	786,562

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Konica Minolta Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$18,213,664

	Spain – 0.23%
	Building - Heavy Construction – 0.23%
26,366,941	2/26/2024	Cellnex Telecom SA	16,651,957

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$16,651,957

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2023 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Sweden – 0.00%
	Auto - Cars / Light Trucks – 0.00%
$ (5,334,749)	12/11/2023	Volvo Car AB, Class B	$95,508

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Volvo Car AB, Class B in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.88%**.

	Total Sweden		$95,508

	Taiwan – 0.01%
	Semiconductor Components - Integrated Circuits – 0.01%
(5,336,078)	3/4/2024	Novatek Microelectronics Corp	589,101

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.25%**.

	Total Taiwan		$589,101

	United Kingdom – 0.11%
	Cosmetics & Toiletries – 0.02%
(33,424,808)	2/26/2024	Unilever PLC	1,279,522

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Unilever PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Food - Retail – 0.07%
(9,603,362)	12/11/2023	Marks & Spencer Group PLC	4,895,570

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Retail - Apparel / Shoes – 0.02%
(11,355,454)	12/11/2023	Next PLC	1,752,212

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$7,927,304

	United States – 2.86%
	Web Portals / ISP – 2.86%
318,236,004	3/4/2024	Alphabet Inc, Class A	210,040,993

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$210,040,993

	Total Return Swap Contracts - Appreciation ****		$287,443,724

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2023 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation – 1.78%
	Australia – 0.00%
	Commercial Banks Non-US – 0.00%
$ (28,341,135)	12/23/2024	Commonwealth Bank of Australia	$157,289

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Retail - Building Products – 0.00%
(16,031,693)	12/23/2024	Wesfarmers Ltd	120,908

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Wesfarmers Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$278,197

	Brazil – 0.18%
	Retail - Discount – 0.18%
64,245,299	1/30/2026	Magazine Luiza SA	12,863,015

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of Magazine Luiza SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$12,863,015

	China – 0.59%
	Applications Software – 0.59%
95,740,375	7/11/2024	Glodon Co Ltd, Class A	43,384,234

Agreement with Morgan Stanley, dated 07/10/2020 to receive the total return of the shares of Glodon Co Ltd, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.85%**.

	Total China		$43,384,234

	Ireland – 0.03%
	Commercial Services - Finance – 0.03%
15,792,703	12/11/2023	Experian PLC	2,008,664

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Experian PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Ireland		$2,008,664

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2023 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Japan – 0.70%
	Building Products - Air & Heating – 0.05%
$ (16,159,808)	3/4/2024	Daikin Industries Ltd	$4,041,426

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Daikin Industries Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Computer Services – 0.01%
(12,266,337)	3/4/2024	Ricoh Co Ltd	429,690

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Co Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Office Automation & Equipment – 0.02%
(15,940,199)	3/4/2024	Canon Inc	1,701,346

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Photo Equipment & Supplies – 0.00%
(1,934,504)	3/4/2024	Nikon Corp	194,402

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Nikon Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Semiconductor Equipment – 0.62%
(45,765,908)	3/4/2024	Advantest Corp	29,802,892

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Advantest Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(99,917,973)	3/4/2024	Tokyo Electron Ltd	15,509,884

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Tokyo Electron Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.40%**.

			45,312,776

	Total Japan		$51,679,640

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2023 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Netherlands – 0.03%
	Music – 0.03%
$ (18,304,404)	2/26/2024	Universal Music Group NV	$2,467,391

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Universal Music Group NV in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Total Netherlands		$2,467,391

	South Korea – 0.03%
	Petrochemicals – 0.03%
113,209,583	8/9/2023	LG Chem Ltd	2,194,183

		Agreement with Morgan Stanley, dated 08/09/2021 to receive the total return of the shares of LG Chem Ltd in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.90%**.

	Total South Korea		$2,194,183

	Taiwan – 0.05%
	Electronic Components - Miscellaneous – 0.01%
(4,557,609)	3/4/2024	AUO Corp	382,681

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AUO Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.00%**.

	Power Conversion / Supply Equipment – 0.04%
54,792,070	3/4/2024	Delta Electronics Inc	3,103,196

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Delta Electronics Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.

	Semiconductor Components - Integrated Circuits – 0.00%
(3,054,667)	3/4/2024	United Microelectronics Corp	22,276

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.50%**.

	Total Taiwan		$3,508,153

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2023 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	United States – 0.17%
	Private Equity – 0.17%
$ 198,370,532	3/4/2024	Carlyle Group Inc	$12,162,595

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$12,162,595

	Total Return Swap Contracts - Depreciation *****		$130,546,072

	Total Swap Contracts, net		$156,897,652

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**

The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of June 30, 2023.

***

The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****

Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

*****

Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Unrealized depreciation on total return swap contracts in the Statement of Assets and Liabilities.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	June 30, 2023 Percentage of Net Assets (%)
Applications Software	(0.59)
Audio / Video Products	0.20
Auto - Cars / Light Trucks	0.00
Bicycle Manufacturing	0.01
Building Products - Air & Heating	(0.05)
Building - Heavy Construction	0.23
Commercial Banks Non-US	0.20
Commercial Services - Finance	0.03
Computer Services	(0.01)
Cosmetics & Toiletries	0.02
E-Commerce / Products	0.02
Electric - Integrated	0.01
Electronic Components - Miscellaneous	(0.01)
Finance - Other Services	0.20

Swap Contracts - By Industry	June 30, 2023 Percentage of Net Assets (%)
Food - Retail	0.07
Music	(0.03)
Office Automation & Equipment	(0.01)
Petrochemicals	(0.03)
Photo Equipment & Supplies	0.00
Power Conversion / Supply Equipment	(0.04)
Private Equity	(0.17)
Retail - Apparel / Shoes	0.02
Retail - Building Products	0.00
Retail - Discount	(0.18)
Semiconductor Components - Integrated Circuits	0.01
Semiconductor Equipment	(0.62)
Web Portals / ISP	2.86

Total Swap Contracts	2.14%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2023 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts, which use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity, are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the nine months ended June 30, 2023.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased, Schedule of Written Options and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of June 30, 2023.

	Level 1	Level 2	Level 3	Balance June 30, 2023
Assets
Investment Securities
Common Stocks	$8,169,493,514	$-	$-	$8,169,493,514
Short-Term Securities	460,000,304	-	-	460,000,304
Purchased Options	1,079,732,503	5,911,326	-	1,085,643,829
Total Return Swap Contracts	-	287,443,724	-	287,443,724

Total Assets	$9,709,226,321	$293,355,050	$-	$10,002,581,371

Liabilities
Securities Sold, Not Yet Purchased
Common Stocks	$3,150,265,301	$-	$-	$3,150,265,301
Written Options	1,466,820	-	-	1,466,820
Total Return Swap Contracts	-	130,546,072	-	130,546,072

Total Liabilities	$3,151,732,121	$130,546,072	$-	$3,282,278,193

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2023 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”) believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the nine months ended June 30, 2023, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS— JUNE 30, 2023 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a.	Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At June 30, 2023, the net amount of the fair value of the above-mentioned investments was $156,897,652.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At June 30, 2023, the fair value of the above-mentioned investments was $1,078,265,683.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS— JUNE 30, 2023 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c.	Foreign Currency Transactions (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At June 30, 2023, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At June 30, 2023, the fair value of the currency options was $5,911,326.

4.	Federal Income Tax Information

During the year ended September 30, 2022, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short- term and/or long-term losses. As of September 30, 2022, the Fund had $176,196,385 of capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2021 and certain ordinary losses realized after December 31, 2021 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2022, the Fund incurred and elected to defer qualified late-year ordinary loss of $212,106,068 and post-October capital losses of $412,578,858.

As of September 30, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	—
Accumulated realized capital and other losses:	(800,881,311)
Net unrealized appreciation/depreciation:	(38,819,336)

Total	$(839,700,647)

As of June 30, 2023, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including purchased options were as follows:

Excess of value over tax cost gross appreciation	$2,593,605,819
Excess of tax cost over value gross depreciation	(749,290,037)

Net unrealized appreciation	$1,844,315,782

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to June 30, 2023 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”